LONG SERVICE AWARDS ("LSA") PROVISIONS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2022 USD ($)
LONG SERVICE AWARDS ("LSA") PROVISIONS
Long service award provisions	Rp 1,031	Rp 1,206		$ 66
Long service award expense	Rp 92	Rp 153	Rp 290